SUBSIDIARY PUBLIC ISSUERS AND FINANCE SUBSIDIARY - Narrative (Details) $ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CAD ($)	Apr. 14, 2020 USD ($)	Apr. 09, 2020 USD ($)	Feb. 21, 2020	Feb. 18, 2020	Dec. 31, 2019 USD ($)	Jun. 30, 2019 USD ($)	Jan. 17, 2018 USD ($)	Sep. 14, 2017 USD ($)	Mar. 10, 2017 USD ($)	Jun. 02, 2016 USD ($)
Disclosure of subsidiaries [line items]
Corporate borrowings	$ 8,051						$ 7,083
Issued capital	$ 111,066						$ 116,846	$ 103,129
BFI
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
BFL
Disclosure of subsidiaries [line items]
Proportion of voting rights held in subsidiary	100.00%
Unsecured Notes Due 2026 | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings												$ 500
Annual Rate												4.25%
Unsecured Notes Due 2047 [Member] | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings									$ 350	$ 550
Annual Rate										4.70%
Unsecured Notes Due 2028 [Member] | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings									$ 650
Annual Rate									3.90%
Unsecured Notes Due 2029 [Member] | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings									$ 1,000
Annual Rate									4.85%
Unsecured Notes Due 2030 [Domain] | BFI
Disclosure of subsidiaries [line items]
Corporate borrowings			$ 150	$ 600
Annual Rate			4.35%	4.35%
Unsecured Notes Due 2024 | BFL
Disclosure of subsidiaries [line items]
Corporate borrowings											$ 750
Annual Rate											4.00%
Unsecured Notes Due 2050 [Member] | BFL
Disclosure of subsidiaries [line items]
Annual Rate					3.45%	60000000000.00%
Preferred shares | BIC
Disclosure of subsidiaries [line items]
Issued capital		$ 37